ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposal of subsidiaries under common control (Details) - Hengcheng ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disposal of subsidiaries under common control
Pre-tax (loss)/income	¥ (2,048)
Aggregated consideration	67
Carrying value of net assets	723
Difference between the consideration and the carrying value of the net assets	¥ 656
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal